11. PLANT, EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2019
Plant Equipment And Mining Properties
Note 11 - PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2018	12,482	133	283	16,377	9,866	5,625	44,766
Additions / Transfers	588	17	77	990	7,856	1,134	10,662
Disposals	-	-	-	-	(33)	-	(33)
Effect of movements in exchange rates	(108)	(1)	(2)	(110)	(86)	(49)	(356)
Balance at December 31, 2018	12,962	149	358	17,257	17,603	6,710	55,039
Additions / Transfers	664	381	(6)	(648)	148	2,770	3,289
Disposals	-	(6)	(12)	(3,723)	(231)	(206)	(4,178)
Effect of movements in exchange rates	31	-	1	33	34	13	112
Balance at December 31, 2019	13,637	524	341	12,919	17,554	9,287	54,262

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2018	4,592	48	144	6,084	1,139	601	12,608
Additions / Transfers	1,549	17	32	799	1,287	112	3,796
Effect of movements in exchange rates	(39)	-	(1)	(53)	(10)	(5)	(108)
Balance at December 31, 2018	6,102	65	175	6,830	2,416	708	16,296
Additions / Transfers	1,952	22	49	51	1,619	714	4,407
Disposals	-	(3)	(11)	(2,040)	(27)	(49)	(2,130)
Effect of movements in exchange rates	12	-	-	13	5	1	31
Balance at December 31, 2019	8,066	84	213	4,854	4,013	1,374	18,604

NET BOOK VALUE
At December 31, 2019	5,571	440	128	8,065	13,541	7,913	35,658
At December 31, 2018	6,860	84	183	10,427	15,187	6,002	38,743

Included in Buildings above are assets under construction of $3,746 as at December 31, 2019 (December 31, 2018 - $3,655) on which no depreciation was charged in the years then ended. Once the assets are put into service, they are transferred to the appropriate class of plant, equipment and mining properties.